Quarterly Report
January 31, 2020
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.1%
MFS Inflation-Adjusted Bond Fund - Class R6	51,319	$547,054
MFS Total Return Bond Fund - Class R6	48,807	546,641
		$1,093,695
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	16,728	$214,955
MFS Blended Research International Equity Fund - Class R6	214,319	2,368,225
MFS Emerging Markets Equity Fund - Class R6	6,121	214,964
MFS International Growth Fund - Class R6	20,809	754,106
MFS International Intrinsic Value Fund - Class R6	16,717	756,139
MFS International New Discovery Fund - Class R6	24,668	862,630
MFS Research International Fund - Class R6	44,788	861,732
		$6,032,751
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	218,158	$1,084,246
MFS Global Real Estate Fund - Class R6	60,924	1,082,009
		$2,166,255
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	30,507	$860,309
MFS Blended Research Growth Equity Fund - Class R6	84,035	1,290,780
MFS Blended Research Mid Cap Equity Fund - Class R6	177,693	2,151,858
MFS Blended Research Small Cap Equity Fund - Class R6	39,517	537,429
MFS Blended Research Value Equity Fund - Class R6	96,486	1,290,983
MFS Growth Fund - Class R6	9,747	1,292,048
MFS Mid Cap Growth Fund - Class R6	46,341	1,076,508
MFS Mid Cap Value Fund - Class R6	43,462	1,076,115
MFS New Discovery Fund - Class R6	8,300	268,914
MFS New Discovery Value Fund - Class R6	16,885	268,638
MFS Research Fund - Class R6	18,516	861,006
MFS Value Fund - Class R6	29,518	1,290,511
		$12,265,099
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.62% (v)	12,064	$12,065
Total Investment Companies		$21,569,865

Other Assets, Less Liabilities – (0.1)%		(13,314)
Net Assets – 100.0%		$21,556,551
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $21,569,865.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$21,569,865	$—	$—	$21,569,865
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$402,749	$453,808	$34,177	$(926)	$38,855	$860,309
MFS Blended Research Emerging Markets Equity Fund	100,687	130,215	13,022	(784)	(2,141)	214,955
MFS Blended Research Growth Equity Fund	604,124	660,988	54,555	(726)	80,949	1,290,780
MFS Blended Research International Equity Fund	1,107,560	1,333,501	103,048	(7,830)	38,042	2,368,225
MFS Blended Research Mid Cap Equity Fund	1,006,873	1,191,775	79,337	(1,319)	33,866	2,151,858
MFS Blended Research Small Cap Equity Fund	251,718	314,196	24,978	(570)	(2,937)	537,429
MFS Blended Research Value Equity Fund	604,124	711,901	51,298	(316)	26,572	1,290,983
MFS Commodity Strategy Fund	503,437	735,364	77,779	(8,854)	(67,922)	1,084,246
MFS Emerging Markets Equity Fund	100,687	130,087	14,251	(187)	(1,372)	214,964
MFS Global Real Estate Fund	503,436	618,735	67,143	(2,028)	29,009	1,082,009
MFS Growth Fund	604,124	604,481	57,813	(377)	141,633	1,292,048
MFS Inflation-Adjusted Bond Fund	251,719	322,091	44,144	(316)	17,704	547,054
MFS Institutional Money Market Portfolio	12,869	552,228	553,025	(8)	1	12,065
MFS International Growth Fund	352,406	396,510	23,798	(177)	29,165	754,106
MFS International Intrinsic Value Fund	352,406	412,124	25,723	(271)	17,603	756,139
MFS International New Discovery Fund	402,749	479,947	38,471	(1,209)	19,614	862,630
MFS Mid Cap Growth Fund	503,437	519,792	45,644	(434)	99,357	1,076,508
MFS Mid Cap Value Fund	503,437	583,454	42,412	(269)	31,905	1,076,115
MFS New Discovery Fund	125,859	148,682	14,467	(379)	9,219	268,914
MFS New Discovery Value Fund	125,859	154,744	14,170	(115)	2,320	268,638
MFS Research Fund	402,749	437,185	29,616	(332)	51,020	861,006
MFS Research International Fund	402,749	446,291	29,502	(605)	42,799	861,732
MFS Total Return Bond Fund	251,718	316,667	41,098	(124)	19,478	546,641
MFS Value Fund	604,124	673,182	41,470	(282)	54,957	1,290,511
	$10,081,600	$12,327,948	$1,520,941	$(28,438)	$709,696	$21,569,865
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$12,954	$27,517
MFS Blended Research Emerging Markets Equity Fund	3,769	—
MFS Blended Research Growth Equity Fund	10,400	42,726
MFS Blended Research International Equity Fund	64,598	—
MFS Blended Research Mid Cap Equity Fund	31,101	63,567
MFS Blended Research Small Cap Equity Fund	6,775	2,556
MFS Blended Research Value Equity Fund	26,559	—
MFS Commodity Strategy Fund	18,343	—
MFS Emerging Markets Equity Fund	3,750	—
MFS Global Real Estate Fund	56,333	—
MFS Growth Fund	—	17,119
MFS Inflation-Adjusted Bond Fund	7,493	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$202	$—
MFS International Growth Fund	7,697	2,617
MFS International Intrinsic Value Fund	8,190	19,738
MFS International New Discovery Fund	10,152	11,165
MFS Mid Cap Growth Fund	—	7,869
MFS Mid Cap Value Fund	14,507	8,026
MFS New Discovery Fund	5,395	10,599
MFS New Discovery Value Fund	5,579	5,203
MFS Research Fund	9,951	20,356
MFS Research International Fund	15,436	—
MFS Total Return Bond Fund	8,862	—
MFS Value Fund	15,482	14,800
	$343,528	$253,858
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